Stockholders' Deficiency: Schedule of Warrants Outstanding (Tables)	6 Months Ended
Jun. 30, 2016
Tables/Schedules
Schedule of Warrants Outstanding

	No. of warrants	Weighted Average Exercise Price
	#	$
As at December 31, 2015	380,000	1.0000
Adjustment*	74,860	(0.1970)
As at March 31, 2016	454,860	0.8030
Less: exercised warrants	(15,569)	0.8350
Less: expired warrants	(223,822)	0.8030
As at June 30, 2016	215,469	0.8007